AMG Yacktman Special Opportunities Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2021
	Shares	Value
Common Stocks - 87.3%
Communication Services - 4.4%
Link Net Tbk PT (Indonesia)	4,981,300	$1,099,059
Otelco, Inc., Class A (United States)*	34,031	399,524
Reading International, Inc., Class A (United States)*	361,100	2,004,105
Spark Networks SE, ADR (Germany)*	86,000	640,700

Total Communication Services		4,143,388
Consumer Discretionary - 13.1%
B&S Group, S.A.R.L. (Luxembourg)*,1	327,706	3,293,510
Cambria Automobiles PLC (United Kingdom)*	525,000	528,348
The Cato Corp., Class A (United States)	73,000	876,000
Dong Ah Tire & Rubber Co., Ltd. (South Korea)	66,979	678,258
Legacy Housing Corp. (United States)*	82,800	1,468,044
Texhong Textile Group, Ltd. (Hong Kong)	1,900,000	2,754,204
Vivo Energy PLC (United Kingdom)[1]	2,072,033	2,770,810

Total Consumer Discretionary		12,369,174
Consumer Staples - 14.8%
Arcus ASA (Norway)[1]	250,000	1,267,188
Cosco Capital, Inc. (Philippines)	7,526,800	798,620
Delfi, Ltd. (Singapore)	1,600,000	954,706
Italian Wine Brands S.P.A (Italy)	106,188	3,589,535
Naked Wines PLC (United Kingdom)*	623,700	6,457,345
NeoPharm Co., Ltd. (South Korea)	28,000	832,786

Total Consumer Staples		13,900,180
Energy - 11.2%
Amplify Energy Corp. (United States)	170,000	472,600
Evolution Petroleum Corp. (United States)	165,000	557,700
Hargreaves Services PLC (United Kingdom)	450,169	1,992,136
Lamprell PLC (United Arab Emirates)*	763,599	614,775
Pardee Resources Co., Inc. (United States)	7,352	1,404,232
Total Energy Services, Inc. (Canada)*	1,766,900	5,511,457

Total Energy		10,552,900
Financials - 7.0%
Omni Bridgeway, Ltd. (Australia)	2,460,000	6,589,861
Health Care - 0.9%
HLS Therapeutics, Inc. (Canada)	14,660	227,476
WIN-Partners Co., Ltd. (Japan)	67,000	638,028

Total Health Care		865,504
Industrials - 22.8%
Aggreko PLC (United Kingdom)	130,000	1,570,660
AMERCO (United States)	5,100	3,124,260
Boustead Singapore, Ltd. (Singapore)	3,178,000	2,389,444
	Shares	Value

CB Industrial Product Holding Bhd (Malaysia)	6,380,800	$1,929,191
Financiere de L'Odet SA (France)[2]	800	929,969
Fjord1 A.S.A. (Norway)*,1	215,000	1,131,846
GrafTech International, Ltd. (United States)	123,000	1,504,290
Komelon Corp. (South Korea)	84,571	748,002
Mitani Corp. (Japan)	7,200	448,679
Ocean Wilsons Holdings, Ltd. (Bermuda)	305,000	3,574,020
Promotora y Operadora de Infraestructura SAB de CV (Mexico)	53,000	269,674
Sam Yung Trading Co., Ltd. (South Korea)	210,390	2,795,349
Sekisui Jushi Corp. (Japan)	23,000	436,531
Utoc Corp. (Japan)	128,300	575,748

Total Industrials		21,427,663
Information Technology - 2.7%
Bixolon Co., Ltd. (South Korea)	271,488	1,195,965
Ifis Japan, Ltd. (Japan)	75,000	502,096
Reckon, Ltd. (Australia)	645,685	385,949
Webstep A.S. (Norway)[1]	150,000	491,047

Total Information Technology		2,575,057
Materials - 10.1%
Brickability Group PLC (United Kingdom)	2,300,000	2,457,355
Master Drilling Group, Ltd. (South Africa)*	1,178,934	690,906
Pumtech Korea Co., Ltd. (South Korea)	29,500	490,084
SK Kaken Co., Ltd. (Japan)	1,300	453,815
Trecora Resources (United States)*	698,100	5,424,237

Total Materials		9,516,397
Utilities - 0.3%
Maxim Power Corp. (Canada)*	140,000	265,139

Total Common Stocks (Cost $67,086,161)		82,205,263

	Principal Amount
Corporate Bonds and Notes - 0.5%
Industrials - 0.5%
Helix Energy Solutions Group, Inc. (United States) 4.125%, 09/15/23[3]	$500,000	478,296

Total Corporate Bonds and Notes (Cost $377,731)		478,296

Shares
Closed-End Fund - 0.5%
Industrials - 0.5%
Excelsior Capital, Ltd. (Australia) (Cost $437,212)	375,377	416,272

AMG Yacktman Special Opportunities Fund
Schedule of Portfolio Investments (continued)
	Shares	Value

Preferred Stock - 2.2%
Information Technology - 2.2%
Samsung Electronics Co., Ltd., 1.880% (South Korea)	32,500	$2,104,967

Total Preferred Stock (Cost $568,024)		2,104,967

Principal Amount
Short-Term Investments - 10.2%
Joint Repurchase Agreements - 0.7%[4]
Citigroup Global Markets, Inc., dated 03/31/21, due 04/01/21, 0.010% total to be received $708,084 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 1.125% - 4.000%, 05/15/23 - 09/15/57, totaling $722,246)	$708,084	708,084

	Shares	Value
Other Investment Companies - 9.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%[5]	2,945,448	$2,945,448
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.01%[5]	2,945,450	2,945,450
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.04%[5]	3,034,706	3,034,706

Total Other Investment Companies		8,925,604

Total Short-Term Investments (Cost $9,633,688)		9,633,688
Total Investments - 100.7% (Cost $78,102,816)		94,838,486
Other Assets, less Liabilities - (0.7)%		(656,143)
Net Assets - 100.0%		$94,182,343

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, the value of these securities amounted to $8,954,401 or 9.5% of net assets.
[2]	Some of these securities, amounting to $676,552 or 0.7% of net assets, were out on loan to various borrowers and are collateralized by cash. See below for more information.
[3]	Convertible Security. A corporate bond, usually a junior debenture, that can be converted, at the option of the holder, for a specific number of shares of the company’s preferred stock or common stock. The market value of convertible bonds at March 31, 2021, amounted to $478,296 or 0.5% of net assets.
[4]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[5]	Yield shown represents the March 31, 2021, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt

AMG Yacktman Special Opportunities Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2021:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Industrials	$8,920,923	$12,506,740	—	$21,427,663
Consumer Staples	7,255,965	6,644,215	—	13,900,180
Consumer Discretionary	5,643,202	6,725,972	—	12,369,174
Energy	10,552,900	—	—	10,552,900
Materials	8,572,498	943,899	—	9,516,397
Financials	—	6,589,861	—	6,589,861
Communication Services	3,044,329	1,099,059	—	4,143,388
Information Technology	491,047	2,084,010	—	2,575,057
Health Care	227,476	638,028	—	865,504
Utilities	265,139	—	—	265,139
Corporate Bonds and Notes†	—	478,296	—	478,296
Closed-End Fund	416,272	—	—	416,272
Preferred Stock†	—	2,104,967	—	2,104,967
Short-Term Investments
Joint Repurchase Agreements	—	708,084	—	708,084
Other Investment Companies	8,925,604	—	—	8,925,604
Total Investments in Securities	$54,315,355	$40,523,131	—	$94,838,486

†	All corporate bonds and notes and preferred stocks held in the Fund are level 2 securities. For a detailed breakout of corporate bonds and notes and preferred stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended March 31, 2021, there were no transfers in or out of Level 3. During the period ended March 31, 2021, a preferred stock that was level 3 at December 31, 2020 was redeemed for $11,893 with a realized gain of $3,384.

AMG Yacktman Special Opportunities Fund
Schedule of Portfolio Investments (continued)
The country allocation in the Schedule of Portfolio Investments at March 31, 2021, was as follows:
Country	% of Long-Term Investments
Australia	8.7
Bermuda	4.2
Canada	7.0
France	1.1
Germany	0.8
Hong Kong	3.2
Indonesia	1.3
Italy	4.2
Japan	3.6
Luxembourg	3.9
Malaysia	2.3
Mexico	0.3
Norway	3.4
Philippines	0.9
Singapore	3.9
South Africa	0.8
South Korea	10.4
United Arab Emirates	0.7
United Kingdom	18.5
United States	20.8
100.0
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at March 31, 2021, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$676,552	$708,084	—	$708,084
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.